Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 284,933	$ 276,605	$ 1,245,842	$ 1,179,736	$ 1,130,714
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	111,508	106,519	436,844	418,538	409,052
General and administrative expenses (exclusive of depreciation and amortization)	57,677	63,138	231,574	211,320	202,437
Corporate expenses (exclusive of depreciation and amortization)	15,284	14,598	57,212	53,086	46,533
Depreciation and amortization	69,526	73,901	300,579	296,083	299,639
Gain on disposition of assets	(206)	(606)	(3,804)	(13,817)	(10,548)
Total Operating Expenses	253,789	257,550	1,022,405	965,210	947,113
Operating income	31,144	19,055	223,437	214,526	183,601
Other expense (income)
Loss on extinguishment of debt	5,176		14,345	41,632	677
Other-than-temporary-impairment of investment	4,069
Interest income	(45)	(28)	(165)	(331)	(569)
Interest expense	30,268	36,700	146,277	157,093	171,093
Non-operating (Income) Expenses	39,468	36,672	160,457	198,394	171,201
Income (loss) before income tax expense	(8,324)	(17,617)	62,980	16,132	12,400
Income tax (benefit)expense	(3,487)	(7,354)	22,841	8,242	5,542
Net income (loss)	(4,837)	(10,263)	40,139	7,890	6,858
Preferred stock dividends	91	91	365	365	365
Net income (loss) applicable to common stock	(4,928)	(10,354)	39,774	7,525	6,493
Earnings per share:
Basic and diluted loss per share	$ (0.05)	$ (0.11)
Basic earnings per share		$ (0.11)	$ 0.42	$ 0.08	$ 0.07
Diluted earnings per share		$ (0.11)	$ 0.42	$ 0.08	$ 0.07
Cash dividends declared per share of common stock
Weighted average common shares outstanding	94,906,018	93,974,956	94,387,230	93,379,246	92,851,067
Incremental common shares from dilutive stock options			358,285	287,395	322,718
Weighted average common shares assuming dilution	94,906,018	93,974,956	94,745,515	93,666,641	93,173,785
Statement of Comprehensive Income (Loss)
Net income (loss)	(4,837)	(10,263)	40,139	7,890	6,858
Other comprehensive income (loss)
Foreign currency translation adjustments	(384)	(666)	(2,111)	652	(784)
Comprehensive income (loss)	(5,221)	(10,929)	38,028	8,542	6,074
LAMAR MEDIA CORP [Member]
Net revenues	284,933	276,605	1,245,842	1,179,736	1,130,714
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	111,508	106,519	436,844	418,538	409,052
General and administrative expenses (exclusive of depreciation and amortization)	57,677	63,138	231,574	211,320	202,437
Corporate expenses (exclusive of depreciation and amortization)	15,182	14,505	56,877	52,750	46,175
Depreciation and amortization	69,526	73,901	300,579	296,083	299,639
Gain on disposition of assets	(206)	(606)	(3,804)	(13,817)	(10,548)
Total Operating Expenses	253,687	257,457	1,022,070	964,874	946,755
Operating income	31,246	19,148	223,772	214,862	183,959
Other expense (income)
Loss on extinguishment of debt	5,176		14,345	41,632	677
Other-than-temporary-impairment of investment	4,069
Interest income	(45)	(28)	(165)	(331)	(569)
Interest expense	30,268	36,700	146,277	157,093	171,093
Non-operating (Income) Expenses	39,468	36,672	160,457	198,394	171,201
Income (loss) before income tax expense	(8,222)	(17,524)	63,315	16,468	12,758
Income tax (benefit)expense	(3,444)	(7,312)	22,977	8,353	5,838
Net income (loss)	(4,778)	(10,212)	40,338	8,115	6,920
Statement of Comprehensive Income (Loss)
Net income (loss)	(4,778)	(10,212)	40,338	8,115	6,920
Other comprehensive income (loss)
Foreign currency translation adjustments	(384)	(666)	(2,111)	652	(784)
Comprehensive income (loss)	$ (5,162)	$ (10,878)	$ 38,227	$ 8,767	$ 6,136